Schedule of Information Related to Stock Options (Details) - $ / shares		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	May 24, 2023	Mar. 10, 2023	Jan. 27, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Options outstanding, exercise price										$ 15.40	$ 79.10	$ 73.85
Options outstanding, Number of options	56,999	56,999	101,752		101,752			56,999		41,523		2,858
Options exercisable, weighted average remaining life in life					5 years 2 months 12 days			5 years 3 months 18 days
Options exercisable, Number of options	47,030	47,030	56,284		56,284			47,030
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 176.05	$ 176.05	$ 15.25		$ 15.25			$ 176.05
Options outstanding, Number of options	18,952	18,952	41,523		41,523			18,952
Options exercisable, weighted average remaining life in life					10 years			3 years 1 month 6 days
Options exercisable, Number of options	18,952	18,952	4,286		4,286			18,952
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 396.55	$ 396.55	$ 73.85		$ 73.85			$ 396.55
Options outstanding, Number of options	351	351	2,858		2,858			351
Options exercisable, weighted average remaining life in life								9 years 6 months
Options exercisable, Number of options	351	351						351
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 405.30	$ 405.30	$ 79.10		$ 79.10			$ 405.30
Options outstanding, Number of options	20,819	20,819	372		372			20,819
Options exercisable, weighted average remaining life in life								6 years 3 months 18 days
Options exercisable, Number of options	20,819	20,819						20,819
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 572.60	$ 572.60	$ 176.05		$ 176.05			$ 572.60
Options outstanding, Number of options	16,877	16,877	18,952		18,952			16,877
Options exercisable, weighted average remaining life in life					2 years 3 months 18 days			8 years 3 months 18 days
Options exercisable, Number of options	6,908	6,908	18,952		18,952			6,908
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price			$ 396.55		$ 396.55
Options outstanding, Number of options			351		351
Options exercisable, weighted average remaining life in life					8 years 9 months 18 days
Options exercisable, Number of options			351		351
Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price			$ 405.30		$ 405.30
Options outstanding, Number of options			20,819		20,819
Options exercisable, weighted average remaining life in life					5 years 6 months
Options exercisable, Number of options			20,819		20,819
Exercise Price Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price			$ 572.60		$ 572.60
Options outstanding, Number of options			16,877		16,877
Options exercisable, weighted average remaining life in life					7 years 8 months 12 days
Options exercisable, Number of options			11,876		11,876